Other Assets - Components of Other within Other Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Level 3 of fair value hierarchy [member]
Disclosure of Other Assets [line items]
Financial assets, at fair value	$ 1,195	$ 1,033
At cost [member]
Disclosure of Other Assets [line items]
Investment properties	$ 1,001	$ 881